As filed with the Securities and Exchange Commission on October 23, 2014
          File Nos. 33-97598 and 811-09102

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 403	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 405	☒

(Check appropriate box or boxes)

iShares, Inc.
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank & Trust Company
1 Iron Street
Boston, MA 02210
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Incorporated
351 West Camden Street
Baltimore, MD 21201
 (Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On November 21, 2014, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 403 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until November 21, 2014, the effectiveness of the registration statement for the iShares MSCI ACWI with EM Exposure ETF (the “Fund”), filed in Post-Effective Amendment No. 354 on January 31, 2014, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
364	April 15, 2014	May 16, 2014
368	May 14, 2014	June 13, 2014
373	June 12, 2014	July 11, 2014
380	July 10, 2014	August 1, 2014
385	July 31, 2014	August 29, 2014
391	August 28, 2014	September 26, 2014
396	September 25, 2014	October 24, 2014

This Post-Effective Amendment No. 403 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 354.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 403 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 23rd day of October, 2014.

iSHARES, INC.

By:
Manish Mehta*
President

Date: October 23, 2014

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 403 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

By:
Mark Wiedman*
Director

Date: October 23, 2014

John E. Martinez*
Director

Date: October 23, 2014

George G.C. Parker*
Director

Date: October 23, 2014

Cecilia H. Herbert*
Director

Date: October 23, 2014

Charles A. Hurty*
Director

Date: October 23, 2014

John E. Kerrigan*
Director

Date: October 23, 2014

Robert H. Silver*
Director

Date: October 23, 2014

Robert S. Kapito*
Director

Date: October 23, 2014

Madhav V. Rajan*
Director

Date: October 23, 2014

/s/ Jack Gee
Jack Gee
Treasurer

Date: October 23, 2014

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: October 23, 2014

*
Powers of Attorney, each dated December 31, 2013, for Manish Mehta, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 349, filed January 10, 2014.